Loans And Borrowings - Summary of Maturities of Financial Liabilities (Details) € in Thousands	Dec. 31, 2019 EUR (€)
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Refundable and conditional advances	€ 3,229
TOTAL - Other loans and borrowings	180,390
TOTAL	183,619
Lease
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	12,281
Convertible Loans
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	165,454
Bank Loans
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	2,645
Accrued Interests
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1
Other Financial Loans and Borrowings
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	7
BPI FRANCE - IT-DIAB
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Refundable and conditional advances	3,229
Within 1 Year
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	4,539
TOTAL	4,539
Within 1 Year | Lease
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	2,112
Within 1 Year | Convertible Loans
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1,312
Within 1 Year | Bank Loans
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1,105
Within 1 Year | Accrued Interests
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1
Within 1 Year | Other Financial Loans and Borrowings
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	7
Later than one year and not later than two years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	3,060
TOTAL	3,060
Later than one year and not later than two years [member] | Lease
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	2,118
Later than one year and not later than two years [member] | Bank Loans
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	942
Later than two years and not later than three years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	166,260
TOTAL	166,260
Later than two years and not later than three years [member] | Lease
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1,575
Later than two years and not later than three years [member] | Convertible Loans
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	164,142
Later than two years and not later than three years [member] | Bank Loans
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	544
Later than three years and not later than four years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1,205
TOTAL	1,205
Later than three years and not later than four years [member] | Lease
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1,151
Later than three years and not later than four years [member] | Bank Loans
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	54
Later than four years and not later than five years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1,103
TOTAL	1,103
Later than four years and not later than five years [member] | Lease
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1,103
Later than five years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Refundable and conditional advances	3,229
TOTAL - Other loans and borrowings	4,223
TOTAL	7,452
Later than five years [member] | Lease
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	4,223
Later than five years [member] | BPI FRANCE - IT-DIAB
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Refundable and conditional advances	€ 3,229